Interest Income and Interest Expense - Schedule of Composition of Interest Income and Inflation-indexing (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Totals	$ 1,739,317	$ 1,646,329	$ 1,509,203
Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	4,988	6,645	25,550
Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	5,013	5,460	8,180
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	931,661	941,145	873,085
Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	303,962	247,243	234,756
Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	372,342	360,332	283,036
Financial investmens [member]
Disclosure of detailed information about hedged items [line items]
Totals	120,334	78,830	78,715
Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	20,732	10,201	8,893
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(19,715)	(3,527)	(3,012)
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,487,381	1,509,566	1,317,638
Hedged of interest [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	4,988	6,643	25,550
Hedged of interest [member] | Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	5,013	5,460	8,180
Hedged of interest [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	816,193	872,416	772,704
Hedged of interest [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	196,598	188,094	155,101
Hedged of interest [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	372,148	360,268	283,005
Hedged of interest [member] | Financial investmens [member]
Disclosure of detailed information about hedged items [line items]
Totals	101,274	70,556	67,683
Hedged of interest [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	10,882	9,656	8,427
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(19,715)	(3,527)	(3,012)
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	251,936	136,763	191,565
Hedged of inflation adjustments [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals		2
Hedged of inflation adjustments [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	115,468	68,729	100,381
Hedged of inflation adjustments [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	107,364	59,149	79,655
Hedged of inflation adjustments [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	194	64	31
Hedged of inflation adjustments [member] | Financial investmens [member]
Disclosure of detailed information about hedged items [line items]
Totals	19,060	8,274	11,032
Hedged of inflation adjustments [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ 9,850	$ 545	$ 466